Provisions	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 16

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.

USD m 30.6.24 31.3.24 31.12.23
Provisions other than provisions for expected credit losses 4,433 2,268 2,336
Provisions for expected credit losses

330 180 188
Total provisions 4,763 2,448 2,524
1 Refer to Note 9c for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional information

for provisions other than provisions for

expected credit losses.

USD m
Litigation,
regulatory and
similar matters 1 Restructuring 2 Real estate 3 Other 4 Total
Balance as of 31 December 2023 1,810 209 135 181 2,336
Balance as of 31 March 2024 1,756 196 126 190 2,268
Provisions recognized upon merger of UBS AG and Credit Suisse AG

1,986 463 89 106 2,644
Increase in provisions recognized in the income statement 1,027
6
186 1 28 1,243
Release of provisions recognized in the income statement (148) (15) 0 (16) (179)
Provisions used in conformity with designated purpose (1,434)

(72) (3) (10) (1,519)
Foreign currency translation and other movements (13) 3 (1) (13) (24)
Balance as of 30 June 2024 3,174 760 212 287 4,433
1 Consists of provisions for losses resulting

from legal, liability and compliance risks.

2 Consists of USD
461
m of provisions for onerous contracts related

to real estate as of 30 June

2024 (31 March 2024: USD
137 m;
31 December 2023:

USD
146
m) and

USD
299
m of

personnel-related restructuring

provisions as

of 30 June

2024 (31 March

2024: USD

m; 31 December

2023: USD

m).

3 Mainly includes

provisions for
reinstatement costs with respect

to leased properties.

4 Mainly includes provisions related

to employee benefits and

operational risks.

5 Refer to Note 2

for more information about

the merger of UBS

AG and
Credit Suisse AG.

6 During the second quarter of 2024,

UBS agreed to fund an offer by the Credit

Suisse supply chain finance funds to redeem

all of the outstanding units of the respective

funds. As a result, UBS
AG increased IAS 37 Provisions related

to litigation, regulatory and similar

matters by USD

m with a respective impact on

the income statement, as the probability

of an outflow of resources increased,

bringing
the total IAS

37 provision for

this matter to

USD
1,421
m. The provision

has been used

to recognize the

funding obligation, which

was accounted for

as a derivative

liability with a

fair value of

USD
1,421 m as of
30 June 2024.
Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note

16b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.